Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of capital of the Company

The capital of the Company consists of items included in equity attributable to owners of the Company and debt, net of cash and cash equivalents as follows:

	December 31,	December 31,
	2019	2018
	$	$
Equity attributable to owners of the Company	176,783	173,355
Loans payable	99,814	56,253
	276,597	229,608
Less: Cash and cash equivalents	(42,980)	(21,832)
	233,617	207,776